Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended		49 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014 Stock Options	Mar. 31, 2013 Stock Options	Dec. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Mar. 31, 2014 Convertible notes payable	Mar. 31, 2013 Convertible notes payable	Dec. 31, 2013 Convertible notes payable	Dec. 31, 2012 Convertible notes payable	Mar. 31, 2014 Warrants	Mar. 31, 2013 Warrants	Dec. 31, 2013 Warrants	Dec. 31, 2012 Warrants
Capitalization threshold	$ 1,000		$ 1,000
Research and development expense	1,348,984	400,754	1,753,737
Advertising expense	$ 43,699	$ 8,309	$ 125,391
Potentially antidilutive securities excluded from earnings per share				143,750	0	100,000	0	76,669,368	1,654,524	4,953,226	1,654,524	45,373,596	5,364,500	13,764,472	342,000